DEBT - 2021, 2023, 2044 Senior Notes (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020
Debt Instrument [Line Items]
Debt payments			$ 89,000,000	$ 1,382,000,000	$ 1,160,000,000
2021 Senior Notes, net
Debt Instrument [Line Items]
Debt instrument, interest rate (as a percent)		3.625%
Debt payments		$ 557,000,000
Debt instrument principal amount		$ 550,000,000
Goldcorp Note 3.70 Percent Due 2023
Debt Instrument [Line Items]
Debt instrument principal amount						$ 810,000,000
Amount of debt repurchased	$ 90,000,000			4,000,000	99,000,000
Debt instrument, principal payment	87,000,000
New Newmont Note 3.70 Percent Due 2023
Debt Instrument [Line Items]
Debt instrument principal amount						$ 190,000,000
Amount of debt repurchased	246,000,000			$ 89,000,000	$ 487,000,000
Debt instrument, principal payment	$ 234,000,000